LEASES - Right-of-use Assets, Depreciation and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 1,235	$ 1,768
Depreciation and impairment charges	(406)
Land, buildings and Improvements
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	854
Depreciation and impairment charges	(118)
Machinery, equipment and other
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	381
Depreciation and impairment charges	$ (288)